Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 25, 2022	Dec. 26, 2021	Dec. 27, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

					VALUE OF INITIAL FIXED $100 (5)
FISCAL YEAR	SUMMARY COMPENSATION TABLE TOTAL FOR CEO ($)(1)	COMPENSATION ACTUALLY PAID TO CEO ($)(2)	AVERAGE SUMMARY COMPENSATION TABLE TOTAL FOR NON-CEO NEOs ($)(3)	AVERAGE COMPENSATION ACTUALLY PAID TO NON-CEO NEOs ($)(4)	CHUY TOTAL SHAREHOLDER RETURN ($)(5)	PEER GROUP TOTAL SHAREHOLDER RETURN ($)(6)	PRIOR PEER GROUP TOTAL SHAREHOLDER RETURN ($)(7)	NET INCOME (LOSS) ($ IN THOUSANDS)	ADJUSTED EBITDA ($ IN THOUSANDS) (8)
2022	1,634,927	1,497,433	649,238	589,216	112.20	74.24	120.52	20,855	52,765
2021	1,911,341	2,728,855	745,818	1,205,125	115.18	88.49	121.19	30,176	68,648
2020	1,499,496	1,866,188	588,524	677,407	108.13	100.81	117.48	(3,294)	40,983

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote [Text Block]	Mr. Hislop was our CEO for all the fiscal years shown above.The Non-CEO NEOs are comprised of Messrs. Howie, Mountford and Hatcher for the fiscal years shown above.
Peer Group Issuers, Footnote [Text Block]	Peer group consists of BJ's Restaurants, Inc., Bloomin' Brands, Inc., Brinker International, Inc., Cracker Barrel Old Country Store, Inc., Denny's Corporation, Red Robin Gourmet Burgers, Inc. and Ruth's Hospitality Group, Inc.
Changed Peer Group, Footnote [Text Block]	Our Prior Peer group consists of BJ's Restaurants, Inc., Bloomin' Brands, Inc., Brinker International, Inc., Red Robin Gourmet Burgers, Inc., The Cheesecake Factory Incorporated and Texas Roadhouse, Inc. We changed the composition of our peer group because we believe a peer group that includes companies with comparable market capitalizations provides a better comparison to the Company's performance. As a result, we removed The Cheesecake Factory Incorporated and Texas Roadhouse, Inc. from our peer group and added Cracker Barrel Old Country Store, Inc., Denny's Corporation and Ruth's Hospitality Group, Inc. which have comparable market capitalizations and are in the casual dining segment of the restaurant industry.
PEO Total Compensation Amount	$ 1,634,927	$ 1,911,341	$ 1,499,496
PEO Actually Paid Compensation Amount	$ 1,497,433	2,728,855	1,866,188
Adjustment To PEO Compensation, Footnote [Text Block]	The table below reconciles the Summary Compensation Table Totals for our CEO to the Compensation Actually Paid to our CEO:

FISCAL YEAR	SUMMARY COMPENSATION TABLE TOTAL FOR CEO ($)	LESS: SUMMARY COMPENSATION TABLE STOCK AWARDS ($)	PLUS: YEAR END FAIR VALUE OF UNVESTED AWARDS GRANTED IN YEAR ($)	PLUS: CHANGE IN FAIR VALUE OF OUTSTANDING UNVESTED AWARDS GRANTED IN PRIOR YEARS ($)	PLUS: CHANGE IN FAIR VALUE OF AWARDS GRANTED IN PRIOR YEARS THAT VESTED/EXERCISED IN FISCAL YEAR ($)	COMPENSATION ACTUALLY PAID TO CEO ($)
2022	1,634,927	537,593	497,587	(23,941)	(73,547)	1,497,433
2021	1,911,341	516,932	346,915	77,457	910,074	2,728,855
2020	1,499,496	497,051	944,397	72,515	(153,169)	1,866,188

Non-PEO NEO Average Total Compensation Amount	$ 649,238	745,818	588,524
Non-PEO NEO Average Compensation Actually Paid Amount	$ 589,216	1,205,125	677,407
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]	The table below reconciles the Average Summary Compensation Table Totals for our Non-CEO NEOs to the Average Compensation Actually Paid for our Non-CEO NEOs:

FISCAL YEAR	SUMMARY COMPENSATION TABLE TOTAL FOR NON-CEO NEOs ($)	LESS: SUMMARY COMPENSATION TABLE STOCK AWARDS ($)	PLUS: YEAR END FAIR VALUE OF UNVESTED AWARDS GRANTED IN YEAR ($)	PLUS: CHANGE IN FAIR VALUE OF OUTSTANDING UNVESTED AWARDS GRANTED IN PRIOR YEARS ($)	PLUS: CHANGE IN FAIR VALUE OF AWARDS GRANTED IN PRIOR YEARS THAT VESTED/EXERCISED IN FISCAL YEAR ($)	COMPENSATION ACTUALLY PAID TO NON-CEO NEOs ($)
2022	649,238	163,751	151,565	(7,314)	(40,522)	589,216
2021	745,818	154,239	103,511	34,148	475,887	1,205,125
2020	588,524	145,927	277,262	46,055	(88,507)	677,407

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
The charts below reflect the relationship between the Compensation Actually Paid to our CEO and the Average Compensation Actually Paid to the Non-CEO NEOs in fiscal year 2020, 2021 and 2022 to each of (1) the cumulative TSR of the Company, our Peer Group and our Prior Peer Group, (2) net income (loss) and (3) Adjusted EBITDA.

Compensation Actually Paid vs. Net Income [Text Block]	The charts below reflect the relationship between the Compensation Actually Paid to our CEO and the Average Compensation Actually Paid to the Non-CEO NEOs in fiscal year 2020, 2021 and 2022 to each of (1) the cumulative TSR of the Company, our Peer Group and our Prior Peer Group, (2) net income (loss) and (3) Adjusted EBITDA.
Compensation Actually Paid vs. Company Selected Measure [Text Block]	The charts below reflect the relationship between the Compensation Actually Paid to our CEO and the Average Compensation Actually Paid to the Non-CEO NEOs in fiscal year 2020, 2021 and 2022 to each of (1) the cumulative TSR of the Company, our Peer Group and our Prior Peer Group, (2) net income (loss) and (3) Adjusted EBITDA.
Total Shareholder Return Vs Peer Group [Text Block]
The charts below reflect the relationship between the Compensation Actually Paid to our CEO and the Average Compensation Actually Paid to the Non-CEO NEOs in fiscal year 2020, 2021 and 2022 to each of (1) the cumulative TSR of the Company, our Peer Group and our Prior Peer Group, (2) net income (loss) and (3) Adjusted EBITDA.

Tabular List [Table Text Block]	Adjusted EBITDA
Total Shareholder Return Amount	$ 112.20	115.18	108.13
Peer Group Total Shareholder Return Amount	74.24	88.49	100.81
Net Income (Loss)	$ 20,855,000	$ 30,176,000	$ (3,294,000)
Company Selected Measure Amount	52,765,000	68,648,000	40,983,000
PEO Name	Mr. Hislop
Additional 402(v) Disclosure [Text Block]	Total Shareholder Return (“TSR”) is cumulative for the measurement periods beginning on December 29, 2019 and ending on the last day in fiscal year 2022, 2021 and 2020, respectively.
Prior Peer Group Total Shareholder Return Amount	$ 120.52	$ 121.19	$ 117.48
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted EBITDA
Non-GAAP Measure Description [Text Block]	Adjusted EBITDA is the Company’s selected financial performance measure. Adjusted EBITDA is a non-GAAP financial measure and is calculated as net income (loss) plus adjustments for tax expense, interest (income) expense, depreciation expense, impairment, closure and other costs, gain on insurance settlements and stock-based compensation for the fiscal years shown above.
PEO [Member] | Summary Compensation Table Stock Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (537,593)	(516,932)	(497,051)
PEO [Member] | Year End Fair Value Of Unvested Awards Granted In Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	497,587	346,915	944,397
PEO [Member] | Change In Fair Value Of Outstanding Unvested Awards Granted In Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(23,941)	77,457	72,515
PEO [Member] | Change In Fair Value Of Awards Granted In Prior Years That Vested Or Exercised In Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(73,547)	910,074	(153,169)
Non-PEO NEO [Member] | Summary Compensation Table Stock Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(163,751)	(154,239)	(145,927)
Non-PEO NEO [Member] | Year End Fair Value Of Unvested Awards Granted In Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	151,565	103,511	277,262
Non-PEO NEO [Member] | Change In Fair Value Of Outstanding Unvested Awards Granted In Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(7,314)	34,148	46,055
Non-PEO NEO [Member] | Change In Fair Value Of Awards Granted In Prior Years That Vested Or Exercised In Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (40,522)	$ 475,887	$ (88,507)